NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

SERIES 2006 PREFERRED STOCK

Currently, 1,000,000 shares of Series 2006 Preferred Stock are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, has been issued the 1,000,000 shares.

SERIES 2009 PREFERRED STOCK

Currently no shares of Series 2009 Preferred Stock are outstanding.  Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation.

Dividends: The holder of the Series 2006 and the Series 2009 Preferred stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Series 2006 and Series 2009 Preferred stock at the same time and on the same terms and conditions, so that each holder of Series 2006 and Series 2009 Preferred stock will receive the same dividend or distribution such holder would have received if the holder had converted his Series 2006 and Series 2009 Preferred stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Series 2006 or 2009 Preferred stock are entitled to receive a liquidation preference of $0.001 for each share of Series 2006 or Series 2009 Preferred stock prior to payment being made to any junior stock.

Conversion: The holders of Series 2006 and Series 2009 Preferred stock may convert each share into 1 share of common stock.

Preemption: The holders of Series 2006 and Series 2009 Preferred stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Series 2006 and Series 2009 Preferred stock are entitled to 125 votes for each share of common stock into which their Series 2006 and Series 2009 Preferred stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a Series 2006 or Series 2009 Preferred share, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Series 2006 or Series 2009 Preferred stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2012 COMMON STOCK TRANSACTIONS

During the nine months ended September 30, 2012, 400,000 shares were issued under the terms of the SEC settlement agreement with Gifford Mabie.  The initial value of these shares totaled $140,160.

Pursuant to consulting agreements issued in first nine months of 2012, the Company issued stock from the exercise of options issued with these agreements in the amount of 475,000 shares with a total value of $108,025.

Also, during the first nine months of 2012, the Company issued stock from the exercise of warrants issued through a stock subscription agreement in 2010 in the amount of 800,000 shares with a total value of $394,136.

Also during the nine months ended September 30, 2012, the Company issued an additional 1,808,390 shares of common stock with a total value of $410,675 in lieu of cash as payment for outside services.

Also during the nine months ended September 30, 2012, the Company issued an additional 7,415,913 shares of common stock with a total value of $1,171,826 due to conversions of convertible debt agreements with Asher Enterprises, JMJ Financial and individual investors.

NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

PREFERRED STOCK

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chairman and Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one (1) vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

BLANK CHECK PREFERRED STOCK

The Company’s Articles of Incorporation authorize its board of directors to establish one or more additional series of preferred stock and to determine, with respect to any such series of preferred stock, its terms and rights, including: the designation of each series; the voting powers, if any, associated with each such series whether dividends, if any, will be cumulative or noncumulative and the dividend rate of each series; the redemption rights and price or prices, if any, for shares of each series; and preferences and other special rights, if any, of shares of each series in the event of any liquidation, dissolution, or distribution of the Company’s assets.

2011 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2011, 6,668,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $1,679,420.  Of these options exercised, 2,000,000 options were exercised by our former President, Tom O’Brien at $0.08 cents per share. The remainder of the options exercised was due from consultants according to the terms of their consulting agreements. 656,015 shares were issued to third party investors and investors under the terms of a Drawdown Equity Financing Agreement. The Company received proceeds of $206,471 in connection with these share issuances.

Also during the year ended December 31, 2011, the Company issued an additional 1,513,943 shares of common stock with a total value of $481,100 in lieu of cash as payment for outside services.

During the year, the Company converted 3,021,738 shares of common stock for $962,124 under the terms of the convertible debt agreements.

2010 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, 150,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $37,500.  4,810,287 shares were issued to third party investors and investors under the terms of a stock subscription agreement. The Company received proceeds of $2,136,016 in connection with these share issuances. The company also granted 1,989,000 warrants during 2010 under the terms of the stock subscription agreement. 117,400 shares were exercised from these warrants with the Company receiving proceeds of $58,700.

Also during the year ended December 31, 2010, the Company issued an additional 2,194,890 shares of common stock with a total value of $560,773 in lieu of cash as payment for outside services.

During the year, the Company converted 399,441 shares of common stock for $175,000 under the terms of a convertible debt agreement.